Fair value of assets and liabilities - Asset of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair value of assets and liabilities
Balance at the beginning	¥ 107,890,394
Change in fair value of financial guarantee derivative	(24,966,242)	$ (3,516,422)	¥ (137,654,096)	¥ 170,338,993
Balance at the end	0	$ 0	107,890,394
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning			11,816,799
Balance at the beginning	107,890,394
Balance at the end				11,816,799
Balance at the end	0		107,890,394
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	¥ 0		94,183,515
Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input	0
Guarantee assets | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	¥ 107,890,394		565,953,269
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			100,633,097
Less: Initially estimated net guarantee service fee to be collected			93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)		128,589,420
Change in fair value of financial guarantee derivative	(15,743,564)		(121,910,532)
Add: Guarantee service fee received from borrowers	110,656,100		753,243,442
Less: Compensation paid to financial institutional cooperators	83,095,737		1,004,747,644
Balance at the end			107,890,394	565,953,269
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			94,183,515
Changes in fair value related to balance outstanding			4,719,727
Guarantee assets | Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the beginning	0		565,953,269
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			0
Less: Initially estimated net guarantee service fee to be collected			0
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans			129,190,421
Change in fair value of financial guarantee derivative			(129,190,421)
Add: Guarantee service fee received from borrowers			646,183,355
Less: Compensation paid to financial institutional cooperators			998,298,062
Balance at the end			0	¥ 565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			0
Changes in fair value related to balance outstanding			0
Guarantee assets | Loans Facilitated In 2021
Fair value of assets and liabilities
Balance at the beginning	107,890,394
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			100,633,097
Less: Initially estimated net guarantee service fee to be collected			93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)		(601,001)
Change in fair value of financial guarantee derivative	(15,743,564)		7,279,889
Add: Guarantee service fee received from borrowers	110,656,100		107,060,087
Less: Compensation paid to financial institutional cooperators	¥ 83,095,737		6,449,582
Balance at the end			107,890,394
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			94,183,515
Changes in fair value related to balance outstanding			¥ 4,719,727
Minimum [Member] | Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input			5.19
Maximum [Member] | Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input			10.48